Note 6 - Investment Securities Available for Sale - Amortized Cost and Fair Value of Investment Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amortized cost	$ 10,576	$ 7,599
Gross unrealized gains	150	25
Gross unrealized losses	(1)	(1)
Fair value	10,725	7,623
Investment securities available for sale	10,725	7,623
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	5,070	6,099
Gross unrealized gains	33	15
Gross unrealized losses	(1)	(1)
Fair value	5,102	6,113
Investment securities available for sale	5,102	6,113
Corporate Debt Securities [Member]
Amortized cost	5,506	1,500
Gross unrealized gains	117	10
Gross unrealized losses
Fair value	5,623	1,510
Investment securities available for sale	5,623	1,510
Government National Mortgage Association (GNMA) Insured Loans [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	4,887	5,841
Gross unrealized gains	27	13
Gross unrealized losses	(1)	(1)
Fair value	4,913	5,853
Investment securities available for sale	4,913	5,853
Federal National Mortgage Association (FNMA) Insured Loans [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	183	258
Gross unrealized gains	6	2
Gross unrealized losses
Fair value	189	260
Investment securities available for sale	$ 189	$ 260